Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	53 Months Ended
	May 31, 2024	May 31, 2024	Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	May 31, 2021	Dec. 31, 2020	Nov. 30, 2020	May 31, 2020	Dec. 31, 2019
Institutional Share Class
Account Value [Line Items]
Account Value	$ 17,385	$ 17,385	$ 15,331	$ 13,930	$ 14,781	$ 14,400	$ 13,845	$ 14,103		$ 11,120	$ 9,570	$ 10,000
Average Annual Return, Percent	24.80%	13.34%
Institutional Share Class [Default Label]
Account Value [Line Items]
Account Value	$ 13,319	$ 13,319	12,473	11,491	10,691	11,154	11,400	11,260	$ 10,000
Average Annual Return, Percent	15.90%	8.76%
Russell 3000 Index
Account Value [Line Items]
Account Value	$ 17,080	$ 17,080	14,725	13,388	13,076	13,120	14,659	13,621		$ 11,603	$ 9,465	$ 10,000
Average Annual Return, Percent	27.58%	12.89%
Lipper Multi Cap [Member]
Account Value [Line Items]
Average Annual Return, Percent	22.45%	10.83%
S&P 500 Equal Weight Info Tech Index
Account Value [Line Items]
Account Value	$ 14,221	$ 14,221	$ 12,296	$ 11,279	$ 10,557	$ 10,580	$ 12,353	$ 11,043	$ 10,000
Average Annual Return, Percent	26.09%	10.86%
Morningstar Index [Member]
Account Value [Line Items]
Average Annual Return, Percent	25.20%	1.91%